Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012	Feb. 12, 2013 Common Stock	Feb. 12, 2013 Class B Common Stock
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 546,390,000
Entity Common Stock, Shares Outstanding			36,648,865	21,626,651
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings
Net product sales	$ 545,985	$ 528,369	$ 517,149
Rental and royalty revenue	3,885	4,136	4,299
Total revenue	549,870	532,505	521,448
Product cost of goods sold	365,573	365,225	349,334
Rental and royalty cost	976	1,038	1,088
Total costs	366,549	366,263	350,422
Product gross margin	180,412	163,144	167,815
Rental and royalty gross margin	2,909	3,098	3,211
Total gross margin	183,321	166,242	171,026
Selling, marketing and administrative expenses	113,842	108,276	106,316
Earnings from operations	69,479	57,966	64,710
Other income, net	4,685	2,946	8,358
Earnings before income taxes	74,164	60,912	73,068
Provision for income taxes	22,160	16,974	20,005
Net earnings	52,004	43,938	53,063
Earnings per share (in dollars per share)	$ 0.89	$ 0.74	$ 0.88
Average Common and Class B Common shares outstanding (in shares)	58,742	59,606	60,398
Other comprehensive income (loss), before taxes
Foreign currency translation adjustments	1,303	(2,496)	856
Unrealized gains (losses) for the period on investments	1,980	1,030	(1,179)
Less: reclassification adjustment for (gains) losses to net earnings	0
Unrealized gains (losses) on investments	1,980	1,030	(1,179)
Unrealized gains (losses) for the period on derivatives	(339)	(397)	7,313
Less: reclassification adjustment for (gains) to net earnings	(243)	(7,531)	(2,651)
Unrealized gains (losses) on derivatives	(582)	(7,928)	4,662
Unrealized gains (losses) for the period on postretirement and pension benefits	1,066	(3,593)	(3,135)
Less: reclassification adjustment for losses to net earnings	1,036	501	128
Unrealized gains (losses) on postretirement and pension benefits	2,102	(3,092)	(3,007)
Total other comprehensive income (loss), before tax	4,803	(12,486)	1,332
Income tax related to items of other comprehensive income	(1,297)	3,746	(149)
Comprehensive earnings	55,510	35,198	54,246
Retained earnings at beginning of year	114,269	135,866	147,687
Net earnings	52,004	43,938	53,063
Cash dividends	(47,729)	(18,360)	(18,078)
Stock dividends	(38,334)	(47,175)	(46,806)
Retained earnings at end of year	$ 80,210	$ 114,269	$ 135,866

CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 63,862	$ 78,612
Investments	18,746	10,895
Accounts receivable trade, less allowances of $2,142 and $1,731	42,108	41,895
Other receivables	5,528	3,391
Inventories:
Finished goods and work-in-process	37,046	42,676
Raw materials and supplies	25,337	29,084
Prepaid expenses	4,148	5,070
Deferred income taxes	466	578
Total current assets	197,241	212,201
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	21,687	21,939
Buildings	108,391	107,567
Machinery and equipment	331,110	322,993
Construction in progress	2,539	2,598
Property, plant and equipment, gross	463,727	455,097
Less-Accumulated depreciation	262,437	242,935
Net property, plant and equipment	201,290	212,162
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	124,685	96,161
Split dollar officer life insurance	66,911	74,209
Prepaid expenses		3,212
Equity method investment	2,127	3,935
Deferred income taxes	6,222	7,715
Total other assets	448,206	433,493
Total assets	846,737	857,856
CURRENT LIABILITIES:
Accounts payable	8,942	10,683
Dividends payable		4,603
Accrued liabilities	45,150	43,069
Postretirement health care and life insurance benefits	555	574
Income taxes payable	6,118
Total current liabilities	60,765	58,929
NONCURRENT LIABILITES:
Deferred income taxes	38,748	43,521
Postretirement health care and life insurance benefits	26,826	25,534
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	7,866	8,345
Deferred compensation and other liabilities	55,217	48,092
Total noncurrent liabilities	136,157	132,992
SHAREHOLDERS' EQUITY:
Capital in excess of par value	547,576	533,677
Retained earnings, per accompanying statement	80,210	114,269
Accumulated other comprehensive loss	(16,447)	(19,953)
Treasury stock (at cost)- 73 shares and 71 shares, respectively	(1,992)	(1,992)
Total shareholders' equity	649,815	665,935
Total liabilities and shareholders' equity	846,737	857,856
Common stock
SHAREHOLDERS' EQUITY:
Common stock	25,450	25,333
Class B common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 15,018	$ 14,601

CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowances	$ 2,142	$ 1,731
Treasury stock, shares	73	71
Common stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	120,000	120,000
Common stock, shares issued	36,649	36,479
Class B common stock
Common stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common stock, shares authorized	40,000	40,000
Common stock, shares issued	21,627	21,025

CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 52,004	$ 43,938	$ 53,063
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	19,925	19,229	18,279
Impairment of equity method investment	850
Loss from equity method investment	1,019	194	342
Amortization of marketable security premiums	1,770	1,267	522
Changes in operating assets and liabilities:
Accounts receivable	272	(5,448)	717
Other receivables	(2,720)	3,963	(2,373)
Inventories	9,588	(15,631)	(1,447)
Prepaid expenses and other assets	11,295	5,106	4,936
Accounts payable and accrued liabilities	199	84	2,180
Income taxes payable and deferred	1,369	(5,772)	2,322
Postretirement health care and life insurance benefits	2,829	2,022	1,429
Deferred compensation and other liabilities	3,018	2,146	2,525
Other	501	(708)	310
Net cash provided by operating activities	101,919	50,390	82,805
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(8,886)	(16,351)	(12,813)
Net purchases of trading securities	(2,994)	(3,234)	(2,902)
Purchase of available for sale securities	(39,016)	(39,252)	(9,301)
Sale and maturity of available for sale securities	10,461	7,680	8,208
Net cash used in investing activities	(40,435)	(51,157)	(16,808)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares purchased and retired	(23,803)	(18,190)	(22,881)
Dividends paid in cash	(52,431)	(18,407)	(18,130)
Net cash used in financing activities	(76,234)	(36,597)	(41,011)
Increase (decrease) in cash and cash equivalents	(14,750)	(37,364)	24,986
Cash and cash equivalents at beginning of year	78,612	115,976	90,990
Cash and cash equivalents at end of year	63,862	78,612	115,976
Supplemental cash flow information:
Income taxes paid	21,312	16,906	20,586
Interest paid	31	38	49
Stock dividend issued	$ 38,236	$ 47,053	$ 46,683

SIGNIFICANT ACCOUNTING POLICIES:	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES:
SIGNIFICANT ACCOUNTING POLICIES:

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. All significant intercompany transactions have been eliminated. Certain amounts previously reported have been reclassified to conform to the current year presentation.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of $45,072, $45,850, and $43,034 in 2012, 2011 and 2010, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured. Revenues from a major customer aggregated approximately 23.5%, 23.3% and 21.4% of net product sales during the years ended December 31, 2012, 2011 and 2010, respectively.

Cash and cash equivalents:

The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other than temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income, net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income, net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ($58,439 and $67,339 at December 31, 2012 and 2011, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates $26,130 and $24,043 at December 31, 2012 and 2011, respectively. The cost of certain foreign inventories ($3,944 and $4,421 at December 31, 2012 and 2011, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was $19,925, $19,229 and $18,279 in 2012, 2011 and 2010, respectively.

Carrying value of long-lived assets:

        The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2012, 2011 and 2010.

Postretirement health care and life insurance benefits:

The Company provides certain postretirement health care and life insurance benefits. The cost of these postretirement benefits is accrued during employees’ working careers. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2012, 2011 and 2010. Certain split dollar agreements were terminated during 2012 which resulted in the full repayment to the Company of all of the cumulative premiums previously paid on these policies. During 2012 the Company received $7,298 of such repayments which were recorded as a reduction in the carrying value of Split Dollar Officer Life Insurance.

Goodwill and indefinite-lived intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. No impairments of intangibles were recorded in 2012 and 2011.

This determination is made by comparing the carrying value of the asset with its estimated fair value, which is calculated using estimates including discounted projected future cash flows. If the carrying value of goodwill exceeds the fair value, a second step would measure the carrying value and implied fair value of goodwill. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations.

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently invested in the foreign subsidiary.

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income, net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive (loss).

Equity method investment:

The Company’s 50% interest in two foreign companies is accounted for using the equity method. The Company records an increase in its investment to the extent of its share of earnings, and reduces its investment to the extent of losses and dividends received. No dividends were paid in 2012, 2011 and 2010.

As of December 31, 2012, management determined that the carrying value of its equity method investment was impaired as a result of accumulated losses from operations and review of future expectations. The Company recorded a pre-tax impairment charge of $850 resulting in an adjusted carrying value of $2,127 as of December 31, 2012. The fair value was assessed primarily using the discounted cash flow method. The key inputs to this method include projections of future cash flows, determinations of appropriate discount rates, and other assumptions of the equity method investee which are considered reasonable and inherent in the discounted cash flow analysis. No impairment was recorded in 2011 or 2010.

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. For instance, in determining the annual post-employment benefit costs, the Company estimates the cost of future health care benefits. Actual results may or may not differ from those estimates.

Recent accounting pronouncements:

In May 2011, the Financial Accounting Standards Board (FASB) issued new accounting rules related to fair value measurements. The new accounting rules clarify some existing concepts, eliminate wording differences between Generally Accepted Accounting Principles (GAAP) and International Financial Reporting Standards (IFRS), and in some limited cases, change some principles to achieve convergence between GAAP and IFRS. The new accounting rules result in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between GAAP and IFRS. The new accounting rules also expand the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The adoption of the new accounting rules on January 1, 2012 did not have a material effect on the Company’s financial condition, results of operations or cash flows.

In June 2011, the FASB issued new accounting rules that require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. The new accounting rules eliminate the option to present components of other comprehensive income as part of the statement of equity. The adoption of the new accounting rules on January 1, 2012 did not have a material effect on the Company’s financial condition, results of operations or cash flows.

In September 2011, the FASB issued new accounting rules related to testing goodwill for impairment. The new accounting rules permit an entity to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the two-step goodwill impairment test prescribed under current accounting rules. Otherwise, the two-step goodwill impairment test is not required. The adoption of the new accounting rules on January 1, 2012 did not have a material effect on the Company’s financial condition, results of operations or cash flows.

In July 2012, the FASB issued amendments to the indefinite-lived intangible asset impairment guidance which provides an option for companies to use a qualitative approach to test indefinite-lived intangible assets for impairment if certain conditions are met. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption is permitted). The implementation of the amended accounting guidance is not expected to have a material impact on the Company’s financial condition, results of operations or cash flows.

In February 2013, the FASB issued authoritative guidance related to reclassifications out of accumulated OCI. Under the amendments in this update, an entity is required to report, in one place, information about reclassifications out of accumulated OCI and to report changes in its accumulated OCI balances. For significant items reclassified out of accumulated OCI to net income in their entirety in the same reporting period, reporting is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under GAAP is required in the notes. This guidance is effective prospectively for reporting periods beginning after December 15, 2012. The Company will provide the required disclosures beginning in the first quarter of fiscal year 2013 and does not believe the adoption of this guidance will have a material impact on its Consolidated Financial Statements.

ACCRUED LIABILITIES:	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES:
ACCRUED LIABILITIES:

NOTE 2—ACCRUED LIABILITIES:

Accrued liabilities are comprised of the following:

	December 31,
	2012	2011
Compensation	$8,948	$8,817
Other employee benefits	7,121	7,299
Taxes, other than income	2,618	1,954
Advertising and promotions	21,431	20,568
Other	5,032	4,431
	$45,150	$43,069

INDUSTRIAL DEVELOPMENT BONDS:	12 Months Ended
Dec. 31, 2012
INDUSTRIAL DEVELOPMENT BONDS:
INDUSTRIAL DEVELOPMENT BONDS:

NOTE 3—INDUSTRIAL DEVELOPMENT BONDS:

Industrial development bonds are due in 2027. The average floating interest rate was 0.3% in 2012 and 2011. See Note 10 to the Consolidated Financial Statements for fair value disclosures.

INCOME TAXES:	12 Months Ended
Dec. 31, 2012
INCOME TAXES:
INCOME TAXES:

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2012	2011	2010
Domestic	$64,173	$56,651	$59,308
Foreign	9,991	4,261	13,760
	$74,164	$60,912	$73,068

The provision for income taxes is comprised of the following:

	2012	2011	2010
Current:
Federal	$24,312	$15,568	$10,251
Foreign	231	559	806
State	1,914	863	1,455
	26,457	16,990	12,512
Deferred:
Federal	(6,857)	(1,230)	5,622
Foreign	1,710	1,221	2,518
State	850	(7)	(647)
	(4,297)	(16)	7,493
	$22,160	$16,974	$20,005

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Accrued customer promotions	$3,971	$1,920
Deferred compensation	19,485	15,593
Postretirement benefits	8,127	9,139
Other accrued expenses	7,749	6,102
Foreign subsidiary tax loss carry forward	13,791	16,406
Tax credit carry forward	1,066	1,086
Realized capital losses	1,366	1,349
Unrealized capital loss	5,848	6,401
	61,403	57,996
Valuation allowance	(2,040)	(2,190)
Total deferred tax assets	$59,363	$55,806
Deferred tax liabilities:
Depreciation	$33,858	$35,103
Deductible goodwill and trademarks	42,450	38,635
Accrued export company commissions	5,117	4,649
Employee benefit plans	876	2,248
Inventory reserves	256	1,733
Prepaid insurance	697	289
Accounts receivable	—	733
Deferred gain on sale of real estate	8,169	7,644
Total deferred tax liabilities	$91,423	$91,034
Net deferred tax liability	$32,060	$35,228

At December 31, 2012, the Company has provided a valuation allowance relating to $1,366 of capital loss carry forwards which begin to expire in 2013.

At December 31, 2012, the Company has recognized $674 of benefits related to foreign subsidiary tax credit carry forwards. The carry forward credits expire in 2017. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized. The Company has also recognized $392 of benefits related to state tax credit carry forwards.

At December 31, 2012, the tax benefits of foreign subsidiary tax loss carry forwards expiring by year are as follows: $415 in 2015, $374 in 2026, $654 in 2027, $6,724 in 2028, $4,785 in 2029 and $839 in 2031.

The effective income tax rate differs from the statutory rate as follows:

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.1	1.2	1.1
Exempt municipal bond interest	(0.5)	(0.5)	(0.4)
Foreign tax rates	(1.6)	(0.4)	(2.0)
Qualified domestic production activities deduction	(3.1)	(2.5)	(2.6)
Tax credits receivable	(0.9)	(0.4)	(0.2)
Adjustment of deferred tax balances	(0.5)	(1.7)	—
Reserve for uncertain tax benefits	(0.3)	(0.6)	(2.3)
Other, net	0.7	(2.2)	(1.2)
Effective income tax rate	29.9%	27.9%	27.4%

The Company has not provided for U.S. federal or foreign withholding taxes on $8,868 and $6,410 of foreign subsidiaries’ undistributed earnings as of December 31, 2012 and December 31, 2011, respectively, because such earnings are considered to be permanently reinvested. It is not practicable to determine the amount of income taxes that would be payable upon remittance of the undistributed earnings.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings , Comprehensive Earnings and Retained Earnings.

At December 31, 2012 and 2011, the Company had unrecognized tax benefits of $6,677 and $6,804, respectively. Included in this balance is $4,306 and $4,199, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2012 and 2011, $1,189 and $1,541, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2012	2011	2010
Unrecognized tax benefits at January 1	$6,804	$8,138	$14,370
Increases in tax positions for the current year	727	320	632
Reductions in tax positions for lapse of statute of limitations	(854)	(668)	(1,122)
Reductions in tax positions for withdrawal of positions previously taken	—	—	(5,256)
Reductions in tax positions for effective settlements	—	(986)	(486)
Unrecognized tax benefits at December 31	$6,677	$6,804	$8,138

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2009 through 2011. With few exceptions, the Company is no longer subject to examinations by tax authorities for the year 2008 and prior.

The Company is currently subject to a U.S. federal examination for tax years 2009 and 2010. The field work has not yet concluded and the Company is unable to determine the outcome at this time. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2006. The Company is unable to determine the outcome of the examination at this time. In addition, the Company is currently subject to various state tax examinations. Although the Company is unable to determine the ultimate outcome of the ongoing examinations, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

NOTE 5—SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2010	35,802	$24,862	19,919	$13,833	(67)	$(1,992)	$482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	25,040	20,466	14,212	(69)	(1,992)	505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at December 31, 2011	36,479	$25,333	21,025	$14,601	(71)	$(1,992)	$533,677
Issuance of 3% stock dividend	1,085	753	631	437	(2)	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	$25,450	21,627	$15,018	(73)	$(1,992)	$547,576

Average shares outstanding and all per share amounts included in the financial statements and notes thereto have been adjusted retroactively to reflect annual three percent stock dividends.

While the Company does not have a formal or publicly announced Company Common Stock purchase program, the Company’s board of directors periodically authorizes a dollar amount for such share purchases.

Based upon this policy, shares were purchased and retired as follows:

Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2012	944	$25.16
2011	708	$25.64
2010	865	$26.41

OTHER INCOME, NET:	12 Months Ended
Dec. 31, 2012
OTHER INCOME, NET:
OTHER INCOME, NET:

NOTE 6—OTHER INCOME, NET:

Other income, net is comprised of the following:

	2012	2011	2010
Interest and dividend income	$1,369	$1,087	$879
Gains on trading securities relating to deferred compensation plans	4,616	29	3,364
Interest expense	(137)	(121)	(142)
Impairment of equity investment	(850)	—	—
Equity method investment loss	(1,019)	(194)	(342)
Foreign exchange gains	442	2,098	4,090
Capital losses	(59)	(227)	(28)
Miscellaneous, net	323	274	537
	$4,685	$2,946	$8,358

EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2012, 2011 and 2010 approximated $4,327, $4,011 and $4,196, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2012, 2011 and 2010 to these plans were $1,107, $1,024 and $1,043, respectively.

The Company also contributes to multi-employer defined benefit pension plan for certain of its union employees under a collective bargaining agreement which is currently under negotiation, as follows:

Plan name: Bakery and Confectionery Union and Industry International Pension Fund

Employer Identification Number and plan number: 52-6118572, plan number 001

Funded Status as of the most recent year available: 83.61% funded as of January 1, 2011

The Company’s contributions to such plan: $2,131, $2,046 and $1,923 in 2012, 2011 and 2010, respectively

Plan status: Not in critical nor endangered as of December 31, 2011

During 2012, the Company received its Annual Funding Notice, Notice of Funded Status, and a Rehabilitation Plan (Notices), as defined by the Pension Protection Act (PPA), from the Bakery and Confectionery Union and Industry International (BC&T) Pension Fund (Plan), a multi-employer defined benefit pension plan for certain Company union employees. The Notices indicate that the Plan’s actuary has certified that the Plan is in critical status, the “Red Zone”, as defined by the PPA, and that a plan of rehabilitation was adopted by the Trustees of the Plan (Trustees) in fourth quarter 2012. The Trustees have advised that one of the largest contributors to the Plan filed for bankruptcy and ceased making contributions to the Plan in 2011, and that the Plan has achieved less favorable investment performance returns to maintain a favorable funding status. The Trustees indicated that the aforementioned are the primary reasons for the Plan’s deterioration to critical status. As of January 1, 2011 plan valuation date, the BC&T Plan had 116,708 participants, of which 32,449 (28%) were active participants, 54,470 (47%) were retired or separated from service and receiving benefits, and 29,789 (25%) were retired or separated from service and entitled to receive future benefits.

During 2012, a Committee comprised of an equal number of BC&T Union and participating employer Trustees reviewed possible plan changes, including benefit reductions and increased employer contributions, and concluded that it was not feasible for the Plan to adopt changes which would allow it to emerge from critical status within the ten year targeted period as defined in the PPA. The Committee determined that rehabilitation within ten years would require 15% annual compounded surcharges on employer contributions, and that such action was not feasible and would likely have an adverse effect on the Plan. Under the Rehabilitation Plan adopted, the Plan is projected to emerge from critical status sometime beyond the 30 year projection period. In the event that a plan does not have the financial resources to ultimately pay benefits at a level specified by law, then it must apply to the Pension Benefits Guaranty Corporation for government financial assistance.

The Rehabilitation Plan adopted requires that employer contributions include 5% compounded annual surcharges each year for an unspecified period of time beginning January 2013 (in addition to the 5% interim surcharge initiated in June 2012) as well as certain plan benefit reductions. The Trustees will review the Plan’s progress each year and will consider if further adjustments, including employer surcharges or plan benefit modifications, are necessary to meet the objectives of the Rehabilitation Plan. The Trustees have advised that neither the PPA nor regulatory guidance currently defines the rehabilitation standards for a plan that is not designed to emerge from critical status within the 10-year rehabilitation period. Company contributions to the Plan were $2,131, $2,046 and $1,923 in each of the years 2012, 2011 and 2010, respectively. The Company was advised by the Plan that if the Company had withdrawn from the Plan during 2012 its estimated withdrawal liability would have been $37,200. Although the Company has not made any decisions regarding withdrawal from the Plan, the Company is exploring various alternatives, including withdrawal from the Plan. Should the Company actually withdraw from the Plan at a future date, a withdrawal liability, which could be higher than $37,200, would be payable to the Plan. The Company is currently unable to determine the ultimate outcome of the above discussed matter and therefore, is unable to determine the effects on its consolidated financial statements, but, the ultimate outcome could be material to its consolidated results of operations in one or more future periods.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2012 and 2011, these investments totaled $49,378 and $41,768, respectively. All gains and losses and related investment income in these investments, which are recorded in other income, net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care and life insurance benefit plans:

The Company provides certain postretirement health care and life insurance benefits for corporate office and management employees based upon their age, years of service, date of hire and if they agree to contribute a portion of the cost as determined by the Company. The Company has the right to modify or terminate these benefits and does not fund postretirement health care and life insurance benefits in advance of payments for benefit claims. The Company is currently contemplating changes to its postretirement health care and life insurance benefits with the intention of reducing the Company’s cost of providing such benefits. These changes are likely to include increasing retiree premium contributions, reducing and eliminating certain benefits, and taking steps to ensure that the Company does not become subject to the excise tax on high value coverage instituted by the Patient Protection and Affordability Act. The Company is not presently able to determine the effects of such changes on its financial statements.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2012 are as follows:

Prior service credit	$(501)
Net actuarial loss	6,574
Net amount recognized in accumulated other comprehensive loss	$6,073

The estimated actuarial loss and prior service credit to be amortized from accumulated other comprehensive earnings (loss) into net periodic benefit cost during 2013 are $796 and $(125), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2012 and 2011 consist of the following:

	December 31
	2012	2011
Benefit obligation, beginning of year	$26,108	$20,689
Service cost	1,034	831
Interest cost	1,113	1,117
Actuarial (gain)/loss	(520)	3,898
Benefits paid	(354)	(427)
Benefit obligation, end of year	$27,381	$26,108

Net periodic postretirement benefit cost included the following components:

	2012	2011	2010
Service cost—benefits attributed to service during the period	$1,034	$831	$696
Interest cost on the accumulated postretirement benefit obligation	1,113	1,117	958
Net amortization	1,036	501	128
Net periodic postretirement benefit cost	$3,183	$2,449	$1,782

For measurement purposes, the 2013 annual rate of increase in the per capita cost of covered health care benefits was assumed to be 8.2% for pre-age 65 retirees, post 65 retirees and for prescription drugs; these rates were assumed to decrease gradually to 5.0% for 2020 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 3.91% and 4.31% at December 31, 2012 and 2011, respectively.

Increasing or decreasing the health care trend rates by one percentage point in each year would have the following effect:

	1% Increase	1% Decrease
Postretirement benefit obligation	$6,569	$(4,281)
Total of service and interest cost components	$604	$(407)

The Company estimates future benefit payments will be $613, $752, $900, $1,014 and $1,136 in 2013 through 2017, respectively, and a total of $7,443 in 2018 through 2022. The future benefit payments are before the expected annual Medicare Part D subsidies of $58, $64, $72, $82, and $91 in 2013 through 2017, respectively, and a total of $615 in 2018 through 2022.

COMMITMENTS:	12 Months Ended
Dec. 31, 2012
COMMITMENTS:
COMMITMENTS:	NOTE 8—COMMITMENTS: Rental expense aggregated $967, $1,042 and $1,152 in 2012, 2011 and 2010, respectively. Future operating lease commitments are not significant.

SEGMENT AND GEOGRAPHIC INFORMATION:	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION:
SEGMENT AND GEOGRAPHIC INFORMATION:

NOTE 9—SEGMENT AND GEOGRAPHIC INFORMATION:

The Company operates as a single reportable segment encompassing the manufacture and sale of confectionery products. Its principal manufacturing operations are located in the United States and Canada, and its principal market is the United States. The Company also manufactures and sells confectionery products in Mexico, and exports products to Canada and other countries worldwide.

The following geographic data includes net product sales summarized on the basis of the customer location and long-lived assets based on their physical location:

	2012	2011	2010
Net product sales:
United States	$499,660	$487,185	$471,714
Foreign	46,325	41,184	45,435
	$545,985	$528,369	$517,149
Long-lived assets:
United States	$161,504	$170,173	$172,087
Foreign	39,786	41,989	43,405
	$201,290	$212,162	$215,492

FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS:
FAIR VALUE MEASUREMENTS:

NOTE 10—FAIR VALUE MEASUREMENTS:

Current accounting guidance defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Guidance requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. Guidance establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. Level 1 inputs include quoted prices for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and observable inputs such as interest rates, foreign currency exchange rates, commodity rates and yield curves. Level 3 inputs are not observable in the market and include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. The use of observable and unobservable inputs is reflected in the hierarchy assessment disclosed in the table below.

As of December 31, 2012 and 2011, the Company held certain financial assets that are required to be measured at fair value on a recurring basis. These included derivative hedging instruments related to the foreign currency forward contracts and purchase of certain raw materials, investments in trading securities and available for sale securities, including an auction rate security (ARS). The Company’s available for sale and trading securities principally consist of municipal bonds and mutual funds that are publicly traded.

The following tables present information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011, and indicate the fair value hierarchy and the valuation techniques utilized by the Company to determine such fair value:

	Estimated Fair Value December 31, 2012
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$63,862	$63,862	$—	$—
Auction rate security	9,485	—	—	9,485
Available for sale securities, excluding the auction rate security	84,568	—	84,568	—
Commodity futures contracts, net	(112)	(112)	—	—
Trading securities	49,378	49,378	—	—
Total assets measured at fair value	$207,181	$113,128	$84,568	$9,485

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available for sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

Available for sale securities which utilize Level 2 inputs consist primarily of municipal bonds, which are valued based on quoted market prices or alternative pricing sources with reasonable levels of price transparency.

A summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of the Company’s investment portfolio by major security type is as follows:

	December 31, 2012
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$9,485	$1,075	$—	$—
Municipal bonds	84,199	84,551	352	—	—
Mutual funds	20	17	—	(3)	—
	$92,629	$94,053	$1,427	$(3)	$—

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

As of December 31, 2012, the Company’s long-term investments include $9,485 ($13,550 original cost) of Jefferson County Alabama Sewer Revenue Refunding Warrants, originally purchased with an insurance-backed AAA rating. This is an auction rate security that is classified as an available-for-sale security. Due to adverse events related to Jefferson County and its bond insurance carrier, Financial Guaranty Insurance Company (FGIC), as well as events in the credit markets, the auctions for this auction rate security have failed since 2008. As such, the Company continues to estimate the fair value of this auction rate security utilizing a valuation model with Level 3 inputs, as defined by guidance. The primary input to the valuation model was a limited number of market trades during 2012, ranging from 71% to 76% of the original par value. The other factors considered include the credit risk of the collateral underlying the auction rate security, the credit risk of the bond insurer, interest rates, and the amount and timing of expected future cash flows including assumptions about the market expectation of the next successful auction or possible negotiated settlement between the County and debt holders. The Company continues to receive all contractual interest payments on this auction rate security on a timely basis, there has been no default, it is insured by FGIC and the Company has the intent and ability to hold this auction rate security until recovery of its amortized cost basis. Representatives of Jefferson County and the bondholders were in negotiations to reach a settlement agreeable to the bondholders and the insurers, and since a settlement could not be reached, the County filed for bankruptcy. FGIC is also in bankruptcy. Rulings by the bankruptcy court could have adverse effects to the holders of warrants and other debt, and further reduce the market value of this auction rate security resulting in an additional other-than-temporary impairments and charges to net earnings. The Company is not currently able to determine the outcome of this bankruptcy, or the amount and timing of the ultimate net proceeds that it may recover. See also the Management’s Discussion and Analysis of Financial Condition and Results of Operations regarding Jefferson County auction rate security.

The Company classified this auction rate security as non-current and has included it in long-term investments on the Consolidated Statements of Financial Position at December 31, 2012 and 2011 because the Company believes that the current condition of the auction rate security market may take more than twelve months to improve.

The following table presents additional information about the Company’s financial instruments (all ARS) measured at fair value on a recurring basis using Level 3 inputs at December 31, 2012 and 2011:

	2012	2011
Balance at January 1	$7,453	$6,775
Unrealized gain recognized in accumulated other comprehensive loss	2,032	678
Balance at December 31	$9,485	$7,453

The fair value of the Company’s industrial revenue development bonds at December 31, 2012 and 2011 were valued using Level 2 inputs which approximates the carrying value of $7,500 for both periods. Interest rates on these bonds reset weekly based on current market conditions.

In addition to assets and liabilities that are recorded at fair value on a recurring basis, guidance requires the Company to record assets and liabilities at fair value on a nonrecurring basis generally as a result of impairment charges. Assets measured at fair value on a nonrecurring basis during 2012 and 2011 are summarized below:

	December 31, 2012
	Fair Value	Level Used to Determine Fair Value
	Basis	Level 1	Level 2	Level 3
Equity method investment	$2,127	$—	$—	$2,127

	December 31, 2011
	Fair Value	Level Used to Determine Fair Value
	Basis	Level 1	Level 2	Level 3
Equity method investment	$3,935	$—	$—	$3,935

As disclosed in Note 1, during the fourth quarter of 2012 the Company recognized an impairment of $850 in an equity method investment. The fair value was determined based on Level 3 inputs.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

NOTE 11—DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

From time to time, the Company uses derivative instruments, including foreign currency forward contracts, commodity futures contracts and commodity option contracts, to manage its exposures to foreign exchange and commodity prices. Commodity futures contracts and most commodity option contracts are intended and effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments.

The Company recognizes all derivative instruments as either assets or liabilities at fair value in the Consolidated Statements of Financial Position. Derivative assets are recorded in other receivables and derivative liabilities are recorded in accrued liabilities. The Company uses either hedge accounting or mark-to-market accounting for its derivative instruments. Derivatives that qualify for hedge accounting are designated as cash flow hedges by formally documenting the hedge relationships, including identification of the hedging instruments, the hedged items and other critical terms, as well as the Company’s risk management objectives and strategies for undertaking the hedge transaction.

Changes in the fair value of the Company’s cash flow hedges are recorded in accumulated other comprehensive loss, net of tax, and are reclassified to earnings in the periods in which earnings are affected by the hedged item. Substantially all amounts reported in accumulated other comprehensive loss for commodity derivatives are expected to be reclassified to cost of goods sold. Substantially all amounts reported in accumulated other comprehensive loss for foreign currency derivatives are expected to be reclassified to other income, net.

The following table summarizes the Company’s outstanding derivative contracts and their effects on its Consolidated Statements of Financial Position at December 31, 2012 and 2011:

	December 31, 2012
	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Commodity futures contracts	$7,868	$127	$(301)
Total derivatives designated as hedging instruments:		127	(301)
Derivatives not designated as hedging instruments:
Commodity futures contracts	627	62	—
Total derivatives not designated as hedging instruments:		62	—
Total derivatives		$189	$(301)

	December 31, 2011
	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$13,044	$205	$—
Commodity futures contracts	4,557	341	(138)
Total derivatives		$546	$(138)

The effects of derivative instruments on the Company’s Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings for years ended December 31, 2012 and 2011 are as follows:

	For Year Ended December 31, 2012
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$222	$427	$—
Commodity futures contracts	(526)	(149)	—
Commodity option contracts	(35)	(35)	—
Total	$(339)	$243	$—

	For Year Ended December 31, 2011
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$317	$1,054	$—
Commodity futures contracts	4,674	6,782	—
Commodity option contracts	(5,388)	(305)	—
Total	$(397)	$7,531	$—

For the years ended December 31, 2012 and 2011, the Company recognized a gain of $62 and $0 in earnings, respectively, related to mark-to-market accounting for certain commodity futures contracts.

COMPREHENSIVE EARNINGS (LOSS):	12 Months Ended
Dec. 31, 2012
COMPREHENSIVE EARNINGS (LOSS):
COMPREHENSIVE EARNINGS (LOSS):

NOTE 12—COMPREHENSIVE EARNINGS (LOSS):

The following table sets forth information with respect to accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2010	$(13,227)	$(255)	$2,314	$(1,228)	$(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,135)	3,855
(Gains) losses reclassified to net earnings	—	—	(2,651)	128	(2,523)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	(12,236)	(999)	5,252	(3,230)	(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,593)	(5,456)
(Gains) losses reclassified to net earnings	—	—	(7,531)	501	(7,030)
Tax effect	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	(14,686)	(351)	257	(5,173)	(19,953)
Unrealized gains (losses)	1,303	1,980	(339)	1,066	4,010
(Gains) losses reclassified to net earnings	—	—	(243)	1,036	793
Tax effect	(23)	(721)	214	(767)	(1,297)
Net of tax amount	1,280	1,259	(368)	1,335	3,506
Balance at December 31, 2012	$(13,406)	$908	$(111)	$(3,838)	$(16,447)

GOODWILL AND INTANGIBLE ASSETS:	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS:
GOODWILL AND INTANGIBLE ASSETS:

NOTE 13—GOODWILL AND INTANGIBLE ASSETS:

All of the Company’s intangible indefinite-lived assets are trademarks.

The changes in the carrying amount of trademarks for 2012 and 2011 were as follows:

	2012	2011
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(18,743)
Balance at January 1	$175,024	$175,024
Current year impairment losses	—	—
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)

The fair value of indefinite-lived intangible assets was primarily assessed using the present value of estimated future cash flows.

The Company has no accumulated impairment losses of goodwill.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS (in thousands)

DECEMBER 31, 2012, 2011 AND 2010

Description	Balance at beginning of year	Additions (reductions) charged (credited) to expense	Deductions(1)	Balance at End of Year

2012:
Reserve for bad debts	$998	$511	$47	$1,462
Reserve for cash discounts	733	9,959	10,012	680
Deferred tax asset valuation	2,190	(150)	—	2,040
	$3,921	$10,320	$10,059	$4,182

2011:
Reserve for bad debts	$1,121	$(186)	$(63)	$998
Reserve for cash discounts	410	10,007	9,684	733
Deferred tax asset valuation	686	1,504	—	2,190
	$2,217	$11,325	$9,621	$3,921

2010:
Reserve for bad debts	$1,738	$(45)	$572	$1,121
Reserve for cash discounts	618	9,726	9,934	410
Deferred tax asset valuation	912	(226)	—	686
	$3,268	$9,455	$10,506	$2,217

(1)               Deductions against reserve for bad debts consist of accounts receivable written off net of recoveries and exchange rate movements. Deductions against reserve for cash discounts consist of allowances to customers.

SIGNIFICANT ACCOUNTING POLICIES: (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES:
Basis of consolidation

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. All significant intercompany transactions have been eliminated. Certain amounts previously reported have been reclassified to conform to the current year presentation.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of $45,072, $45,850, and $43,034 in 2012, 2011 and 2010, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured. Revenues from a major customer aggregated approximately 23.5%, 23.3% and 21.4% of net product sales during the years ended December 31, 2012, 2011 and 2010, respectively.

Cash and cash equivalents	Cash and cash equivalents: The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.
Investments

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other than temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income, net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income, net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ($58,439 and $67,339 at December 31, 2012 and 2011, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates $26,130 and $24,043 at December 31, 2012 and 2011, respectively. The cost of certain foreign inventories ($3,944 and $4,421 at December 31, 2012 and 2011, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was $19,925, $19,229 and $18,279 in 2012, 2011 and 2010, respectively.

Carrying value of long-lived assets

Carrying value of long-lived assets:

        The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2012, 2011 and 2010.

Postretirement health care and life insurance benefits

Postretirement health care and life insurance benefits:

The Company provides certain postretirement health care and life insurance benefits. The cost of these postretirement benefits is accrued during employees’ working careers. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2012, 2011 and 2010. Certain split dollar agreements were terminated during 2012 which resulted in the full repayment to the Company of all of the cumulative premiums previously paid on these policies. During 2012 the Company received $7,298 of such repayments which were recorded as a reduction in the carrying value of Split Dollar Officer Life Insurance.

Goodwill and indefinite-lived intangible assets

Goodwill and indefinite-lived intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. No impairments of intangibles were recorded in 2012 and 2011.

This determination is made by comparing the carrying value of the asset with its estimated fair value, which is calculated using estimates including discounted projected future cash flows. If the carrying value of goodwill exceeds the fair value, a second step would measure the carrying value and implied fair value of goodwill. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations.

Income taxes

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently invested in the foreign subsidiary.

Foreign currency translation

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income, net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive (loss).

Equity method investment

Equity method investment:

The Company’s 50% interest in two foreign companies is accounted for using the equity method. The Company records an increase in its investment to the extent of its share of earnings, and reduces its investment to the extent of losses and dividends received. No dividends were paid in 2012, 2011 and 2010.

As of December 31, 2012, management determined that the carrying value of its equity method investment was impaired as a result of accumulated losses from operations and review of future expectations. The Company recorded a pre-tax impairment charge of $850 resulting in an adjusted carrying value of $2,127 as of December 31, 2012. The fair value was assessed primarily using the discounted cash flow method. The key inputs to this method include projections of future cash flows, determinations of appropriate discount rates, and other assumptions of the equity method investee which are considered reasonable and inherent in the discounted cash flow analysis. No impairment was recorded in 2011 or 2010.

Comprehensive earnings

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. For instance, in determining the annual post-employment benefit costs, the Company estimates the cost of future health care benefits. Actual results may or may not differ from those estimates.

ACCRUED LIABILITIES: (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES:
Schedule of accrued liabilities

	December 31,
	2012	2011
Compensation	$8,948	$8,817
Other employee benefits	7,121	7,299
Taxes, other than income	2,618	1,954
Advertising and promotions	21,431	20,568
Other	5,032	4,431
	$45,150	$43,069

INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES:
Schedule of domestic and foreign components of pretax income
	2012	2011	2010
Domestic	$64,173	$56,651	$59,308
Foreign	9,991	4,261	13,760
	$74,164	$60,912	$73,068

Schedule of components of provision of income taxes

	2012	2011	2010
Current:
Federal	$24,312	$15,568	$10,251
Foreign	231	559	806
State	1,914	863	1,455
	26,457	16,990	12,512
Deferred:
Federal	(6,857)	(1,230)	5,622
Foreign	1,710	1,221	2,518
State	850	(7)	(647)
	(4,297)	(16)	7,493
	$22,160	$16,974	$20,005

Schedule of Significant components of net deferred tax liability

	December 31,
	2012	2011
Deferred tax assets:
Accrued customer promotions	$3,971	$1,920
Deferred compensation	19,485	15,593
Postretirement benefits	8,127	9,139
Other accrued expenses	7,749	6,102
Foreign subsidiary tax loss carry forward	13,791	16,406
Tax credit carry forward	1,066	1,086
Realized capital losses	1,366	1,349
Unrealized capital loss	5,848	6,401
	61,403	57,996
Valuation allowance	(2,040)	(2,190)
Total deferred tax assets	$59,363	$55,806
Deferred tax liabilities:
Depreciation	$33,858	$35,103
Deductible goodwill and trademarks	42,450	38,635
Accrued export company commissions	5,117	4,649
Employee benefit plans	876	2,248
Inventory reserves	256	1,733
Prepaid insurance	697	289
Accounts receivable	—	733
Deferred gain on sale of real estate	8,169	7,644
Total deferred tax liabilities	$91,423	$91,034
Net deferred tax liability	$32,060	$35,228

Schedule of reconciliation of statutory and effective income tax rate

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.1	1.2	1.1
Exempt municipal bond interest	(0.5)	(0.5)	(0.4)
Foreign tax rates	(1.6)	(0.4)	(2.0)
Qualified domestic production activities deduction	(3.1)	(2.5)	(2.6)
Tax credits receivable	(0.9)	(0.4)	(0.2)
Adjustment of deferred tax balances	(0.5)	(1.7)	—
Reserve for uncertain tax benefits	(0.3)	(0.6)	(2.3)
Other, net	0.7	(2.2)	(1.2)
Effective income tax rate	29.9%	27.9%	27.4%

Schedule of reconciliation of beginning and ending balances of total amounts of unrecognized tax benefits

	2012	2011	2010
Unrecognized tax benefits at January 1	$6,804	$8,138	$14,370
Increases in tax positions for the current year	727	320	632
Reductions in tax positions for lapse of statute of limitations	(854)	(668)	(1,122)
Reductions in tax positions for withdrawal of positions previously taken	—	—	(5,256)
Reductions in tax positions for effective settlements	—	(986)	(486)
Unrecognized tax benefits at December 31	$6,677	$6,804	$8,138

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
Schedule of changes in share capital and capital in excess of par value

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2010	35,802	$24,862	19,919	$13,833	(67)	$(1,992)	$482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	25,040	20,466	14,212	(69)	(1,992)	505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at December 31, 2011	36,479	$25,333	21,025	$14,601	(71)	$(1,992)	$533,677
Issuance of 3% stock dividend	1,085	753	631	437	(2)	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	$25,450	21,627	$15,018	(73)	$(1,992)	$547,576

Schedule of shares purchased and retired
Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2012	944	$25.16
2011	708	$25.64
2010	865	$26.41

OTHER INCOME, NET: (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME, NET:
Schedule of other income, net

	2012	2011	2010
Interest and dividend income	$1,369	$1,087	$879
Gains on trading securities relating to deferred compensation plans	4,616	29	3,364
Interest expense	(137)	(121)	(142)
Impairment of equity investment	(850)	—	—
Equity method investment loss	(1,019)	(194)	(342)
Foreign exchange gains	442	2,098	4,090
Capital losses	(59)	(227)	(28)
Miscellaneous, net	323	274	537
	$4,685	$2,946	$8,358

EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS:
Schedule of amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	$(501)
Net actuarial loss	6,574
Net amount recognized in accumulated other comprehensive loss	$6,073

Schedule of changes in accumulated postretirement benefit obligation

	December 31
	2012	2011
Benefit obligation, beginning of year	$26,108	$20,689
Service cost	1,034	831
Interest cost	1,113	1,117
Actuarial (gain)/loss	(520)	3,898
Benefits paid	(354)	(427)
Benefit obligation, end of year	$27,381	$26,108

Schedule of net periodic postretirement benefit cost

	2012	2011	2010
Service cost—benefits attributed to service during the period	$1,034	$831	$696
Interest cost on the accumulated postretirement benefit obligation	1,113	1,117	958
Net amortization	1,036	501	128
Net periodic postretirement benefit cost	$3,183	$2,449	$1,782

Schedule of increasing or decreasing health care trend rates by one percentage point
	1% Increase	1% Decrease
Postretirement benefit obligation	$6,569	$(4,281)
Total of service and interest cost components	$604	$(407)

SEGMENT AND GEOGRAPHIC INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION:
Schedule of geographic data

	2012	2011	2010
Net product sales:
United States	$499,660	$487,185	$471,714
Foreign	46,325	41,184	45,435
	$545,985	$528,369	$517,149
Long-lived assets:
United States	$161,504	$170,173	$172,087
Foreign	39,786	41,989	43,405
	$201,290	$212,162	$215,492

FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS:
Schedule of financial assets and liabilities measured at fair value

	Estimated Fair Value December 31, 2012
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$63,862	$63,862	$—	$—
Auction rate security	9,485	—	—	9,485
Available for sale securities, excluding the auction rate security	84,568	—	84,568	—
Commodity futures contracts, net	(112)	(112)	—	—
Trading securities	49,378	49,378	—	—
Total assets measured at fair value	$207,181	$113,128	$84,568	$9,485

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available for sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

Summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of investment portfolio by major security type

	December 31, 2012
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$9,485	$1,075	$—	$—
Municipal bonds	84,199	84,551	352	—	—
Mutual funds	20	17	—	(3)	—
	$92,629	$94,053	$1,427	$(3)	$—

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

Schedule of financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
	2012	2011
Balance at January 1	$7,453	$6,775
Unrealized gain recognized in accumulated other comprehensive loss	2,032	678
Balance at December 31	$9,485	$7,453

Schedule of assets measured at fair value on a nonrecurring basis

	December 31, 2012
	Fair Value	Level Used to Determine Fair Value
	Basis	Level 1	Level 2	Level 3
Equity method investment	$2,127	$—	$—	$2,127

	December 31, 2011
	Fair Value	Level Used to Determine Fair Value
	Basis	Level 1	Level 2	Level 3
Equity method investment	$3,935	$—	$—	$3,935

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
Summary of outstanding derivative contracts and their effects on the Consolidated Statements of Financial Position

	December 31, 2012
	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Commodity futures contracts	$7,868	$127	$(301)
Total derivatives designated as hedging instruments:		127	(301)
Derivatives not designated as hedging instruments:
Commodity futures contracts	627	62	—
Total derivatives not designated as hedging instruments:		62	—
Total derivatives		$189	$(301)

	December 31, 2011
	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$13,044	$205	$—
Commodity futures contracts	4,557	341	(138)
Total derivatives		$546	$(138)

Effects of derivative instruments on Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings

	For Year Ended December 31, 2012
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$222	$427	$—
Commodity futures contracts	(526)	(149)	—
Commodity option contracts	(35)	(35)	—
Total	$(339)	$243	$—

	For Year Ended December 31, 2011
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$317	$1,054	$—
Commodity futures contracts	4,674	6,782	—
Commodity option contracts	(5,388)	(305)	—
Total	$(397)	$7,531	$—

COMPREHENSIVE EARNINGS (LOSS): (Tables)	12 Months Ended
Dec. 31, 2012
COMPREHENSIVE EARNINGS (LOSS):
Schedule of accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2010	$(13,227)	$(255)	$2,314	$(1,228)	$(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,135)	3,855
(Gains) losses reclassified to net earnings	—	—	(2,651)	128	(2,523)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	(12,236)	(999)	5,252	(3,230)	(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,593)	(5,456)
(Gains) losses reclassified to net earnings	—	—	(7,531)	501	(7,030)
Tax effect	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	(14,686)	(351)	257	(5,173)	(19,953)
Unrealized gains (losses)	1,303	1,980	(339)	1,066	4,010
(Gains) losses reclassified to net earnings	—	—	(243)	1,036	793
Tax effect	(23)	(721)	214	(767)	(1,297)
Net of tax amount	1,280	1,259	(368)	1,335	3,506
Balance at December 31, 2012	$(13,406)	$908	$(111)	$(3,838)	$(16,447)

GOODWILL AND INTANGIBLE ASSETS: (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS:
Schedule of changes in carrying amount of trademarks

	2012	2011
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(18,743)
Balance at January 1	$175,024	$175,024
Current year impairment losses	—	—
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)

SIGNIFICANT ACCOUNTING POLICIES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Shipping and handling costs	$ 45,072	$ 45,850	$ 43,034
Cash and cash equivalents
Maximum original maturity period of temporary cash investments classified as cash equivalents	3 months
Investments
Marketable securities, maximum maturity period	3 years
Inventories:
Inventories at cost, last-in, first-out (LIFO) method	58,439	67,339
Excess of current cost over LIFO cost of inventories	26,130	24,043
Foreign inventories at cost, first-in, first-out (FIFO) method	$ 3,944	$ 4,421
Net product sales | A major customer
Major customers
Revenues from a major customer (as a percent)	23.50%	23.30%	21.40%

SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Depreciation expense	$ 19,925	$ 19,229	$ 18,279
Buildings | Minimum
Property, plant and equipment
Useful lives	20 years
Buildings | Maximum
Property, plant and equipment
Useful lives	35 years
Machinery and equipment | Minimum
Property, plant and equipment
Useful lives	5 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful lives	20 years

SIGNIFICANT ACCOUNTING POLICIES: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 company
Postretirement health care and life insurance benefits:
Amount received on termination of certain split dollar agreements	$ 7,298
Equity method investment
Equity method investment ownership interest percentage (as a percent)	50.00%
Number of foreign companies that are accounted for using equity method	2
Pre-tax impairment charge	850
Adjusted carrying value	$ 2,127

SIGNIFICANT ACCOUNTING POLICIES: (Details 4)	12 Months Ended
Dec. 31, 2012 statement
Earnings per share
Number of continuous statements required to be presented by the entity to reflect the components of other comprehensive income and of net income	1
Number of separate consecutive statements required to be presented by the entity to reflect the components of other comprehensive income and of net income	2
Common Stock
Earnings per share
Voting right per share (in votes per share)	1
Class B Common Stock
Earnings per share
Voting right per share (in votes per share)	10

ACCRUED LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED LIABILITIES:
Compensation	$ 8,948	$ 8,817
Other employee benefits	7,121	7,299
Taxes, other than income	2,618	1,954
Advertising and promotions	21,431	20,568
Other	5,032	4,431
Total accrued liabilities	$ 45,150	$ 43,069

INDUSTRIAL DEVELOPMENT BONDS: (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INDUSTRIAL DEVELOPMENT BONDS:
Industrial development bonds, average floating interest rate (as a percent)	0.30%	0.30%

INCOME TAXES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic and foreign components of pretax income
Domestic	$ 64,173	$ 56,651	$ 59,308
Foreign	9,991	4,261	13,760
Earnings before income taxes	74,164	60,912	73,068
Current:
Federal	24,312	15,568	10,251
Foreign	231	559	806
State	1,914	863	1,455
Total current	26,457	16,990	12,512
Deferred:
Federal	(6,857)	(1,230)	5,622
Foreign	1,710	1,221	2,518
State	850	(7)	(647)
Total deferred	(4,297)	(16)	7,493
Total provision for income taxes	22,160	16,974	20,005
Deferred tax assets:
Accrued customer promotions	3,971	1,920
Deferred compensation	19,485	15,593
Postretirement benefits	8,127	9,139
Other accrued expenses	7,749	6,102
Foreign subsidiary tax loss carry forward	13,791	16,406
Tax credit carry forward	1,066	1,086
Realized capital losses	1,366	1,349
Unrealized capital loss	5,848	6,401
Deferred tax assets, gross	61,403	57,996
Valuation reserve	(2,040)	(2,190)
Total deferred tax assets	59,363	55,806
Deferred tax liabilities:
Depreciation	33,858	35,103
Deductible goodwill and trademarks	42,450	38,635
Accrued export company commissions	5,117	4,649
Employee benefit plans	876	2,248
Inventory reserves	256	1,733
Prepaid insurance	697	289
Accounts receivable		733
Deferred gain on sale of real estate	8,169	7,644
Total deferred tax liabilities	91,423	91,034
Net deferred tax liability	32,060	35,228
Capital loss carryforwards	1,366
Benefits related to foreign subsidiary tax credit carryforwards	674
Benefits related to state tax credit carryforwards	$ 392

INCOME TAXES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES:
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2015	$ 415
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2026	374
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2027	654
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2028	6,724
Tax benefits of foreign subsidiary tax loss carry forwards expiring in 2029	4,785
Tax benefits of foreign subsidiary tax loss carry forwards expiring in Year 2031	839
Effective income tax rate differs from the statutory rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net (as a percent)	1.10%	1.20%	1.10%
Exempt municipal bond interest (as a percent)	(0.50%)	(0.50%)	(0.40%)
Foreign tax rates (as a percent)	(1.60%)	(0.40%)	(2.00%)
Qualified domestic production activities deduction (as a percent)	(3.10%)	(2.50%)	(2.60%)
Tax credits receivable (as a percent)	(0.90%)	(0.40%)	(0.20%)
Adjustment of deferred tax balances (as a percent)	(0.50%)	(1.70%)
Reserve for uncertain tax benefits (as a percent)	(0.30%)	(0.60%)	(2.30%)
Other, net (as a percent)	0.70%	(2.20%)	(1.20%)
Effective income tax rate (as a percent)	29.90%	27.90%	27.40%
Foreign subsidiaries' undistributed earnings	8,868	6,410
Portion of unrecognized tax benefits that, if recognized, would favorably affect annual effective income tax rate	4,306	4,199
Interest and penalties included in liability for uncertain tax positions	1,189	1,541
Reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at the beginning of the period	6,804	8,138	14,370
Increases in tax positions for the current year	727	320	632
Reductions in tax positions for lapse of statute of limitations	(854)	(668)	(1,122)
Reductions in tax positions for withdrawal of positions previously taken			(5,256)
Reductions in tax positions for effective settlements		(986)	(486)
Unrecognized tax benefits at the end of the period	$ 6,677	$ 6,804	$ 8,138

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in share capital and capital in excess of par value
Balance at the beginning of the period (in shares)	(71)
Stock dividend rate (as a percent)	3.00%	3.00%	3.00%
Balance at the end of the period (in shares)	(73)	(71)
Total Number of Shares Purchased	944	708	865
Average Price Paid Per Share (in dollars per share)	$ 25.16	$ 25.64	$ 26.41
Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	$ 25,333	$ 25,040	$ 24,862
Balance at the beginning of the period (in shares)	36,479	36,057	35,802
Issuance of 3% stock dividend	753	748	743
Issuance of 3% stock dividend (in shares)	1,085	1,077	1,070
Conversion of Class B common shares to common shares	20	37	35
Conversion of Class B common shares to common shares (in shares)	29	53	50
Purchase and retirement of common shares	(656)	(492)	(600)
Purchase and retirement of common shares (in shares)	(944)	(708)	(865)
Balance at the end of the period	25,450	25,333	25,040
Balance at the end of the period (in shares)	36,649	36,479	36,057
Class B Common Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	14,601	14,212	13,833
Balance at the beginning of the period (in shares)	21,025	20,466	19,919
Issuance of 3% stock dividend	437	426	414
Issuance of 3% stock dividend (in shares)	631	612	597
Conversion of Class B common shares to common shares	(20)	(37)	(35)
Conversion of Class B common shares to common shares (in shares)	(29)	(53)	(50)
Balance at the end of the period	15,018	14,601	14,212
Balance at the end of the period (in shares)	21,627	21,025	20,466
Treasury Stock
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	(1,992)	(1,992)	(1,992)
Balance at the beginning of the period (in shares)	(71)	(69)	(67)
Issuance of 3% stock dividend (in shares)	(2)	(2)	(2)
Balance at the end of the period	(1,992)	(1,992)	(1,992)
Balance at the end of the period (in shares)	(73)	(71)	(69)
Capital in Excess of Par Value
Changes in share capital and capital in excess of par value
Balance at the beginning of the period	533,677	505,495	482,250
Issuance of 3% stock dividend	37,046	45,880	45,526
Purchase and retirement of common shares	(23,147)	(17,698)	(22,281)
Balance at the end of the period	$ 547,576	$ 533,677	$ 505,495

OTHER INCOME, NET: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME, NET:
Interest and dividend income	$ 1,369	$ 1,087	$ 879
Gains on trading securities relating to deferred compensation plans	4,616	29	3,364
Interest expense	(137)	(121)	(142)
Impairment of equity investment	(850)
Equity method investment loss	(1,019)	(194)	(342)
Foreign exchange gains	442	2,098	4,090
Capital losses	(59)	(227)	(28)
Miscellaneous, net	323	274	537
Total other income, net	$ 4,685	$ 2,946	$ 8,358

EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012 count	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2011 item	Jan. 02, 2011 Active participants item	Jan. 02, 2011 Retired or separated from service and receiving benefits item	Jan. 02, 2011 Retired or separated from service and entitled to receive future benefits item	Jun. 30, 2012 Multi-employer defined benefit pension plan	Dec. 31, 2012 Multi-employer defined benefit pension plan	Dec. 31, 2012 Multi-employer defined benefit pension plan Minimum
Pension plans
Credited service period	1 year
Pension expense	$ 4,327	$ 4,011	$ 4,196
Percentage of funded status				83.61%
Employer contributions to profit sharing and retirement savings-investment plan	1,107	1,024	1,043
Employer contributions to multi-employer defined benefit pension plans	2,131	2,046	1,923
Pension Plans
Number of plan participants				116,708	32,449	54,470	29,789
Percentage of plan participants					28.00%	47.00%	25.00%
Targeted period in which plan is projected to emerge from critical status										10 years
Percentage of annual compounded surcharge for rehabilitation within ten years									15.00%
Projection period beyond which plan is projected to emerge from critical status, under the Rehabilitant Plan									30 years
Percentage of compounded annual surcharge each year									5.00%
Percentage of interim surcharge								5.00%
Estimated liability upon withdrawal from plan in current year									37,200
Deferred compensation
Number of deferred compensation plans	3
Trading securities fair value	$ 49,378	$ 41,768

EMPLOYEE BENEFIT PLANS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected annual Medicare Part D subsidies
2013	$ 58
2014	64
2015	72
2016	82
2017	91
2018 through 2022	615
Postretirement benefit plans
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit	(501)
Net actuarial loss	6,574
Net amount recognized in accumulated other comprehensive loss	6,073
Estimated amount to be amortized from accumulated other comprehensive earnings (loss) into net periodic benefit cost during next fiscal year
Actuarial loss	796
Prior service credit	(125)
Changes in the accumulated postretirement benefit obligation
Benefit obligation, beginning of the period	26,108	20,689
Service cost	1,034	831	696
Interest cost	1,113	1,117	958
Actuarial (gain)/loss	(520)	3,898
Benefits paid	(354)	(427)
Benefit obligation, end of the period	27,381	26,108	20,689
Net periodic postretirement benefit cost
Service cost benefits attributed to service during the period	1,034	831	696
Interest cost on the accumulated postretirement benefit obligation	1,113	1,117	958
Net amortization	1,036	501	128
Net periodic postretirement benefit cost	3,183	2,449	1,782
Assumed health care cost trend rate for 2012 (as a percent)	8.20%
Specified pre and post retirement age	65 years
Assumed ultimate health care cost trend rate (as a percent)	5.00%
Weighted-average discount rate used in determining the accumulated postretirement benefit obligation (as a percent)	3.91%	4.31%
Effect of one percentage point increase or decrease in health care trend rates
1% Increase, Postretirement benefit obligation	6,569
1% Decrease, Postretirement benefit obligation	(4,281)
1% Increase, Total of service and interest cost components	604
1% Decrease, Total of service and interest cost components	(407)
Estimated future benefit payments
2013	613
2014	752
2015	900
2016	1,014
2017	1,136
2018 through 2022	$ 7,443

COMMITMENTS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS:
Rental expense	$ 967	$ 1,042	$ 1,152

SEGMENT AND GEOGRAPHIC INFORMATION: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	$ 545,985	$ 528,369	$ 517,149
Long-lived assets:	201,290	212,162	215,492
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	499,660	487,185	471,714
Long-lived assets:	161,504	170,173	172,087
Foreign
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	46,325	41,184	45,435
Long-lived assets:	$ 39,786	$ 41,989	$ 43,405

FAIR VALUE MEASUREMENTS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Trading securities	$ 49,378	$ 41,768
Fair value measured on a recurring basis | Estimated Fair Value
Fair value measurements
Cash and cash equivalents	63,862	78,612
Auction rate security	9,485	7,453
Available-for-sale securities excluding the auction rate security	84,568	57,835
Trading securities	49,378	41,768
Total assets measured at fair value	207,181	186,076
Fair value measured on a recurring basis | Estimated Fair Value | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net		205
Fair value measured on a recurring basis | Estimated Fair Value | Commodity futures contracts, net
Fair value measurements
Derivative instruments, net	(112)	203
Fair value measured on a recurring basis | Level 1
Fair value measurements
Cash and cash equivalents	63,862	78,612
Trading securities	49,378	41,768
Total assets measured at fair value	113,128	120,583
Fair value measured on a recurring basis | Level 1 | Commodity futures contracts, net
Fair value measurements
Derivative instruments, net	(112)	203
Fair value measured on a recurring basis | Level 2
Fair value measurements
Available-for-sale securities excluding the auction rate security	84,568	57,835
Total assets measured at fair value	84,568	58,040
Fair value measured on a recurring basis | Level 2 | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net		205
Fair value measured on a recurring basis | Level 3
Fair value measurements
Auction rate security	9,485	7,453
Total assets measured at fair value	$ 9,485	$ 7,453

FAIR VALUE MEASUREMENTS: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for Sale:
Amortized Cost	$ 92,629	$ 65,844
Fair Value	94,053	65,288
Unrealized Gains	1,427	402
Unrealized Losses	(3)	(958)
Auction rate security
Available for Sale:
Amortized Cost	8,410	8,410
Fair Value	9,485	7,453
Unrealized Gains	1,075
Unrealized Losses		(957)
Available for sale, non-current	9,485
Auction rate securities, original cost	13,550
Minimum period estimated by the entity for the ARS market to improve	12 months
Auction rate security | Minimum
Available for Sale:
Trading price as a percentage of the original par value	71.00%
Auction rate security | Maximum
Available for Sale:
Trading price as a percentage of the original par value	76.00%
Municipal bonds
Available for Sale:
Amortized Cost	84,199	57,389
Fair Value	84,551	57,791
Unrealized Gains	352	402
Mutual funds
Available for Sale:
Amortized Cost	20	45
Fair Value	17	44
Unrealized Losses	$ (3)	$ (1)

FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value on a recurring basis
Industrial revenue development bonds, carrying amount, approximates fair value	$ 7,500	$ 7,500
Cost Basis
Fair value on a recurring basis
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Estimated Fair Value
Fair value on a recurring basis
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Auction rate security
Level 3 reconciliation
Balance at the beginning of the period	7,453	6,775
Unrealized gain recognized in accumulated other comprehensive loss	2,032	678
Balance at the end of the period	$ 9,485	$ 7,453

FAIR VALUE MEASUREMENTS: (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Fair value measured on a nonrecurring basis Fair Value Basis	Dec. 31, 2011 Fair value measured on a nonrecurring basis Fair Value Basis	Dec. 31, 2012 Fair value measured on a nonrecurring basis Level 3	Dec. 31, 2011 Fair value measured on a nonrecurring basis Level 3
Assets measured at fair value on a nonrecurring basis
Equity method investment		$ 2,127	$ 3,935	$ 2,127	$ 3,935
Equity method investment, Impairment Charges	$ 850			$ 850

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative contracts
Assets	$ 189
Liabilities	(301)
Derivatives designated as hedging instruments:
Derivative contracts
Assets	127	546
Liabilities	(301)	(138)
Derivatives designated as hedging instruments: | Foreign currency forward contracts
Derivative contracts
Notional Amounts		13,044
Assets		205
Derivatives designated as hedging instruments: | Commodity futures contracts, net
Derivative contracts
Notional Amounts	7,868	4,557
Assets	127	341
Liabilities	(301)	(138)
Derivatives not designated as hedging instruments:
Derivative contracts
Assets	62
Derivatives not designated as hedging instruments: | Commodity futures contracts, net
Derivative contracts
Notional Amounts	627
Assets	$ 62

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	$ (339)	$ (397)
Gain (Loss) Reclassified from Accumulated OCI into Earnings	243	7,531
Recognized earnings related to mark-to-market accounting	62	0
Foreign currency forward contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	222	317
Gain (Loss) Reclassified from Accumulated OCI into Earnings	427	1,054
Commodity futures contracts, net
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(526)	4,674
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(149)	6,782
Commodity option contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(35)	(5,388)
Gain (Loss) Reclassified from Accumulated OCI into Earnings	$ (35)	$ (305)

COMPREHENSIVE EARNINGS (LOSS): (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation Adjustment
Balance at beginning of period	$ (14,686)	$ (12,236)	$ (13,227)
Unrealized gains (losses)	1,303	(2,496)	856
Tax effect	(23)	46	135
Net of tax amount	1,280	(2,450)	991
Balance at end of period	(13,406)	(14,686)	(12,236)
Investments
Balance at beginning of period	(351)	(999)	(255)
Unrealized gains (losses) on investments	1,980	1,030	(1,179)
Tax effect	(721)	(382)	435
Net of tax amount	1,259	648	(744)
Balance at end of period	908	(351)	(999)
Derivatives
Balance at beginning of period	257	5,252	2,314
Unrealized gains (losses) on derivatives	(339)	(397)	7,313
(Gains) losses reclassified to net earnings	(243)	(7,531)	(2,651)
Tax effect	214	2,933	(1,724)
Net of tax amount	(368)	(4,995)	2,938
Balance at end of period	(111)	257	5,252
Postretirement and Pension Benefits
Balance at beginning of period	(5,173)	(3,230)	(1,228)
Unrealized gains (losses) on postretirement and pension benefits	1,066	(3,593)	(3,135)
(Gains) losses reclassified to net earnings	1,036	501	128
Tax effect	(767)	1,149	1,005
Net of tax amount	1,335	(1,943)	(2,002)
Balance at end of period	(3,838)	(5,173)	(3,230)
Accumulated Other Comprehensive Earnings (Loss)
Balance at beginning of period	(19,953)	(11,213)	(12,396)
Unrealized gains (losses)	4,010	(5,456)	3,855
(Gains) losses reclassified to net earnings	793	(7,030)	(2,523)
Tax effect	(1,297)	3,746	(149)
Net of tax amount	3,506	(8,740)	1,183
Balance at end of period	$ (16,447)	$ (19,953)	$ (11,213)

GOODWILL AND INTANGIBLE ASSETS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Trademarks	Dec. 31, 2010 Trademarks
Changes in carrying amount of trademarks
Original cost	$ 193,767	$ 193,767
Accumulated impairment losses, balance at the beginning of the period			(18,743)	(18,743)
Carrying amount, balance at the beginning of the period			175,024	175,024
Current year impairment losses			0
Carrying amount, balance at the end of the period			175,024	175,024
Accumulated impairment losses, balance at the end of the period			$ (18,743)	$ (18,743)

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Description
Balance at beginning of year	$ 3,921	$ 2,217	$ 3,268
Additions (reductions) charged (credited) to expense	10,320	11,325	9,455
Deductions	10,059	9,621	10,506
Balance at End of Year	4,182	3,921	2,217
Reserve for bad debts
Description
Balance at beginning of year	998	1,121	1,738
Additions (reductions) charged (credited) to expense	511	(186)	(45)
Deductions	47	(63)	572
Balance at End of Year	1,462	998	1,121
Reserve for cash discounts
Description
Balance at beginning of year	733	410	618
Additions (reductions) charged (credited) to expense	9,959	10,007	9,726
Deductions	10,012	9,684	9,934
Balance at End of Year	680	733	410
Deferred tax asset valuation
Description
Balance at beginning of year	2,190	686	912
Additions (reductions) charged (credited) to expense	(150)	1,504	(226)
Balance at End of Year	$ 2,040	$ 2,190	$ 686